Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2023
Entity Registrant Name	Capital Group Fixed Income ETF Trust
Entity Central Index Key	0001870117
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 21, 2024
Document Effective Date	Mar. 01, 2024
Prospectus Date	Mar. 01, 2024
Capital Group Core Bond ETF | Share Class
Prospectus:
Trading Symbol	CGCB
Capital Group Core Plus Income ETF | Share Class
Prospectus:
Trading Symbol	CGCP
Capital Group Municipal Income ETF | Share Class
Prospectus:
Trading Symbol	CGMU
Capital Group Short Duration Income ETF | Share Class
Prospectus:
Trading Symbol	CGSD
Capital Group Short Duration Municipal Income ETF | Share Class
Prospectus:
Trading Symbol	CGSM
Capital Group U.S. Multi-Sector Income ETF | Share Class
Prospectus:
Trading Symbol	CGMS